SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

On April 29, 2013, in accordance with the amendment to the Registration Rights Agreement (see Note 6), the Company issued an aggregate of 1,092,291 shares of common stock to the investors in the 2012 offering of Debentures and Warrants in lieu of an aggregate cash payment of $327,688, representing the second installment of liquidated damages under the Registration Rights Agreement, as amended.

16. SUBSEQUENT EVENTS

In January 2012, the Company received a notice from the University of Pittsburgh, or Pitt, claiming that the Company was in default under its license agreement relating to AR-67 for failure to pay a $250,000 annual license fee under the terms of that agreement and providing the Company with 60 days’ notice to remedy the default. On March 29, 2012, following the Company’s determination not to proceed with further development of AR-67, the Company agreed with Pitt to terminate the license agreement. In February 2013, Pitt commenced an action in the Court of Common Pleas of Allegheny County, Pennsylvania, seeking damages of $250,000, plus interest and costs, based on its claim that the Company breached the license agreement by failing to pay the annual license fee. On March 28, 2013, the Company entered into a settlement agreement with Pitt pursuant to which the Company agreed to pay $235,000 in full satisfaction of all remaining obligations under the license agreement.

On January 30, 2013, the Company’s Board of Directors appointed Randy Thurman as a director of the Company. Mr. Thurman, age 63, is an Operating Executive at AEA Investments LP, a private equity firm. As consideration for his service on the Board, Mr. Thurman will receive an annual cash stipend of $50,000, payable quarterly in arrears. In addition, Mr. Thurman was granted a 10-year option under the 2005 Plan to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.30 per share. The right to purchase one-third of the shares subject to the option vested immediately and the remaining shares subject to the option will vest and become exercisable in two equal annual installments on the first and second anniversaries of Mr. Thurman’s appointment. Mr. Thurman will also receive additional option grants on an annual basis, consistent with the Board’s compensation plan for non-employee directors.

On March 25, 2013, the Company and holders of approximately 80% of the Debentures sold pursuant to the 2012 Purchase Agreement entered into an amendment to the Registration Rights Agreement (see Note 8), permitting the Company, in its sole discretion, to elect to pay liquidated damages resulting from the Company’s failure to successfully cause the registration statement covering the resale of 100% of the Registrable Securities to be declared effective by the SEC by March 26, 2013, by issuing shares of common stock in lieu of cash. If electing to issue shares in lieu of paying cash, the Company shall issue to each investor a number of shares of common stock equal to (a) the aggregate amount of liquidated damages that the Company is electing to pay to such investor in the form of shares, divided by (b) thirty cents ($0.30). Pursuant to the terms of the Registration Rights Agreement, because holders of over two-thirds of the Debentures consented in writing to the March 25, 2013 amendment, such amendment is binding on all holders of Registrable Securities. On March 27, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued an aggregate of 990,477 shares of common stock to the investors in lieu of an aggregate cash payment of $297,144, representing the first monthly installment of liquidated damages under the Registration Rights Agreement, as amended.

In late March 2013, the Company sought the agreement of the Debenture holders to amend their respective Debentures to provide for the accrual of all interest payments under such Debentures until the applicable maturity date in November or December of 2015, with such interest accruing at the rate of 8% per annum, compounding quarterly. As of March 28, 2013, the Company had entered into such amendments with the holders of Debentures in the aggregate principal amount of $7,875,000.